Document and Entity Information	May 07, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	Primo Brands Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-42404
Entity Tax Identification Number	99-3483984
Entity Address Address Line 1	1150 Assembly Drive
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	813
Local Phone Number	544-8515
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	PRMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002042694
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	900 Long Ridge Road
Entity Address Address Line 2	Building 2
Entity Address City Or Town	Stamford
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06902